Cabana Target Beta ETF SCHEDULE OF INVESTMENTS	January 31, 2024 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
COMMODITY – 15.3%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF(a)	1,506,572	$20,368,854
CURRENCY – 10.1%
Invesco DB U.S. Dollar Index Bullish Fund*	483,045	13,443,142
EQUITY – 29.5%
Energy Select Sector SPDR Fund	157,877	13,168,520
Invesco Nasdaq 100 ETF	79,244	13,599,063
Utilities Select Sector SPDR Fund	203,351	12,495,919
		39,263,502
FIXED INCOME – 44.9%
iShares 3-7 Year Treasury Bond ETF	56,647	6,655,456
iShares 7-10 Year Treasury Bond ETF	138,187	13,329,518
Vanguard Intermediate-Term Treasury ETF	111,974	6,660,214
Vanguard Long-Term Bond ETF(a)	269,904	19,854,138
Vanguard Long-Term Treasury ETF	218,172	13,184,134
		59,683,460
TOTAL EXCHANGE-TRADED FUNDS
(Cost $132,602,849)		132,758,958

SHORT-TERM INVESTMENTS – 1.4%

Dreyfus Institutional Preferred Government Money Market Fund, 5.29%(b)	1,505,205	1,505,205
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(b)	336,641	336,641
		1,841,846
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,841,846)		1,841,846
TOTAL INVESTMENTS – 101.2%
(Cost $134,444,695)		134,600,804
Liabilities in Excess of Other Assets – (1.2%)		(1,559,329)
TOTAL NET ASSETS – 100.0%		$133,041,475

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,480,432; the aggregate market value of the collateral held by the fund is $1,505,205.
(b)	The rate is the annualized seven-day yield at period end.